UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2009

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 55
Form 13F Information Table Value $2887275


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

ABB Ltd Adr	COM		000375204	1333	1333		84450		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1150G111	468	468		14000		SH		Sole		0		0	0	0
Activision Blizzard	COM		00507V109	1990	1990		157552		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108	679	679		11670		SH		Sole		0		0	0	0
Apple Computer	COM		037833100	4056	4056		28479		SH		Sole		0		0	0	0
Applied Materials	COM		038222105	505	505		45825		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104	1149	1149		87061		SH		Sole		0		0	0	0
Bob Evans Farms	COM		096761101	1276	1276		44400		SH		Sole		0		0	0	0
Brocade Communications Sys	COM		111621108	296	296		37800		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101	1084	1084		32800		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104	2149	2149		44925		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105	399	399		22740		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100	1950	1950		29432		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102	3355	3355		179884		SH		Sole		0		0	0	0
Clean Harbor Inc	COM		184496107	1235	1235		22875		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104	2074	2074		77150		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100	986	986		67650		SH		Sole		0		0	0	0
Commscope Inc.	COM		20564W105	295	295		11250		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100	3161	3161		99198		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106	1838	1838		120116		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102	496	496		7094		SH		Sole		0		0	0	0
Fiserv Inc. Wisconsin	COM		337738108	711	711		15550		SH		Sole		0		0	0	0
General Electric	COM		369604103	1990	1990		169805		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104	253	253		1715		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508	2659	2659		6308		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103	1691	1691		43760		SH		Sole		0		0	0	0
IDEXX Laboratories Inc.	COM		45168D104	1093	1093		23650		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107	989	989		19825		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109	3176	3176		81550		SH		Sole		0		0	0	0
Intel Corp	COM		458140100	1815	1815		109639		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105	2242	2242		84000		SH		Sole		0		0	0	0
Iron Mountain	COM		462846106	551	551		19171		SH		Sole		0		0	0	0
J.C. Penney	COM		708160106	642	642		22360		SH		Sole		0		0	0	0
Jacobs Engineering Group Inc.	COM		469814107	2655	2655		63085		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100	845	845		24770		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208	1975	1975		72475		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106	1105	1105		34750		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104	2867	2867		67075		SH		Sole		0		0	0	0
Microsoft	COM		594918104	2018	2018		84902		SH		Sole		0		0	0	0
Millipore Corp	COM		601073109	1120	1120		15950		SH		Sole		0		0	0	0
Monsanto Co	COM		61166W101	341	341		4592		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101	1158	1158		35455		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101	822	822		67950		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105	3477	3477		162313		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103	535	535		19270		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107	2675	2675		28744		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108	996	996		43800		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206	352	352		7018		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108	365	365		6739		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106	596	596		17000		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104	1083	1083		60639		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100	483	483		15400		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108	1339	1339		76308		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209	4147	4147		84050		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102	2240	2240		54936		SH		Sole		0		0	0	0
Tjx Companies	COM		872540109	1532	1532		48700		SH		Sole		0		0	0	0
United Technologies	COM		913017109	3081	3081		59305		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108	510	510		13450		SH		Sole		0		0	0	0
VCA Antech	COM		918194101	2169	2169		81225		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839	3321	3321		53340		SH		Sole		0		0	0	0
WYETH	COM		983024100	1676	1676		36914		SH		Sole		0		0	0	0
